Share-based compensation - Stock appreciation rights - Cost related to non-vested awards (Details) - Stock appreciation rights	Jun. 30, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2021	$ 569,772	[1]
2022	828,434
2023	455,100
2024	65,480
Total	$ 1,918,785

[1]	Six-month period ending December 31, 2021